SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Accounting Policies [Abstract]
Advertising expense	$ 4.7	$ 3.5	$ 2.4